Postretirement Benefit Plans	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Postretirement Benefit Plans

15 Postretirement Benefit Plans

Pensions

Our employees participate in employee pension plans in accordance with the legal requirements, customs and the local situation in the respective countries. These are defined-benefit pension plans, defined-contribution plans and multi-employer plans.

The Company’s employees in The Netherlands participate in a multi-employer plan, implemented for the employees of the Metal and Electrical Engineering Industry (“Bedrijfstakpensioenfonds Metalektro or PME”) in accordance with the mandatory affiliation to PME effective for the industry in which NXP operates. As this affiliation is a legal requirement for the Metal and Electrical Engineering Industry it has no expiration date. This PME multi-employer plan (a career average plan) covers 1,300 companies and 616,000 participants. The plan monitors its risk on an aggregate basis, not by company or participant and can therefore not be accounted for as a defined benefit plan. The pension fund rules state that the only obligation for affiliated companies will be to pay the annual plan contributions. There is no obligation for affiliated companies to fund plan deficits. Affiliated companies are also not entitled to any possible surpluses in the pension fund.

Every participating company contributes the same fixed percentage of its total pension base, being pensionable salary minus an individual offset. The Company’s pension cost for any period is the amount of contributions due for that period.

The contribution rate for the mandatory scheme will decrease from 26.1% (2016) to 25.8% (2017).

PME multi-employer plan	2016	2015	2014
NXP’s contributions to the plan	36	37	48
(including employees’ contributions)	4	4	4
Average number of NXP’s active employees participating in the plan	2,415	2,668	2,881
NXP’s contribution to the plan exceeded more than 5 percent of the total contribution (as of December 31 of the plan’s year end)	No	No	No

The amount for pension costs included in the statement of operations for the year 2016 was $102 million (2015: $69 million; 2014: $77 million) of which $44 million (2015: $21 million; 2014: $21 million) represents defined-contribution plans and $32 million (2015: $32 million; 2014: $41 million) represents the PME multi-employer plans.

Defined-benefit plans

The benefits provided by defined-benefit plans are based on employees’ years of service and compensation levels. Contributions are made by the Company, as necessary, to provide assets sufficient to meet the benefits payable to defined-benefit pension plan participants.

These contributions are determined based upon various factors, including funded status, legal and tax considerations as well as local customs. The Company funds certain defined-benefit pension plans as claims are incurred.

The total cost of defined-benefit plans amounted to $26 million in 2016 (2015: $16 million; 2014: $15 million) consisting of $27 million ongoing cost (2015: $20 million; 2014: $15 million) and a gain of $1 million from special events resulting from restructurings, curtailments and settlements (2015: $4 million; 2014: nil).

The table below provides a summary of the changes in the pension benefit obligations and defined-benefit pension plan assets for 2016 and 2015, associated with the Company’s dedicated plans, and a reconciliation of the funded status of these plans to the amounts recognized in the consolidated balance sheets.

	2016	2015
Projected benefit obligation
Projected benefit obligation at beginning of year	561	447
Service cost	17	12
Interest cost	14	11
Actuarial (gains) and losses	53	(18)
Curtailments and settlements	(15)	(16)
Benefits paid	(21)	(14)
Pension liabilities held-for-sale	(28)	—
Benefit obligation assumed in acquisitions	—	177
Exchange rate differences	(17)	(38)

Projected benefit obligation at end of year	564	561

Plan assets
Fair value of plan assets at beginning of year	190	157
Actual return on plan assets	3	7
Employer contributions	21	10
Curtailments and settlements	(15)	(12)
Benefits paid	(21)	(14)
Pension assets held-for-sale	(2)	—
Plan assets acquired in acquisitions	—	56
Exchange rate differences	(4)	(14)

Fair value of plan assets at end of year	172	190

Funded status	(392)	(371)

Classification of the funded status is as follows
- Prepaid pension cost within other non-current assets	—	4
- Accrued pension cost within other non-current liabilities	(380)	(368)
- Accrued pension cost within accrued liabilities	(12)	(7)

Total	(392)	(371)

Accumulated benefit obligation
Accumulated benefit obligation for all Company-dedicated benefit pension plans	524	518

Plans with assets less than accumulated benefit obligation
Funded plans with assets less than accumulated benefit obligation
- Fair value of plan assets	171	73
- Accumulated benefit obligations	327	209
- Projected benefit obligations	357	243
Unfunded plans
- Accumulated benefit obligations	195	196
- Projected benefit obligations	204	204

Amounts recognized in accumulated other comprehensive income (before tax)
Total AOCI at beginning of year	42	70
- Net actuarial loss (gain)	54	(21)
- Exchange rate differences	(5)	(7)

Total AOCI at end of year	91	42

The weighted average assumptions used to calculate the projected benefit obligations were as follows:

	2016	2015
Discount rate	2.0%	2.5%
Rate of compensation increase	1.9%	2.2%

The weighted average assumptions used to calculate the net periodic pension cost were as follows:

	2016	2015	2014
Discount rate	2.5%	2.6%	3.7%
Expected returns on plan assets	3.5%	4.2%	4.2%
Rate of compensation increase	2.2%	1.8%	2.3%

For the Company’s major plans, the discount rate used is based on high quality corporate bonds (iBoxx Corporate Euro AA 10+).

Plans in countries without a deep corporate bond market use a discount rate based on the local sovereign rate and the plans maturity (Bloomberg Government Bond Yields).

Expected returns per asset class are based on the assumption that asset valuations tend to return to their respective long-term equilibria. The Expected Return on Assets for any funded plan equals the average of the expected returns per asset class weighted by their portfolio weights in accordance with the fund’s strategic asset allocation.

The components of net periodic pension costs were as follows:

	2016	2015	2014
Service cost	17	12	10
Interest cost on the projected benefit obligation	14	11	13
Expected return on plan assets	(6)	(6)	(7)
Amortization of net (gain) loss	2	3	(1)
Curtailments & settlements	(1)	(6)	—
Other	—	2	—

Net periodic cost	26	16	15

A sensitivity analysis shows that if the discount rate increases by 1% from the level of December 31, 2016, with all other variables held constant, the net periodic pension cost would decrease by $4 million. If the discount rate decreases by 1% from the level of December 31, 2016, with all other variables held constant, the net periodic pension cost would increase by $3 million.

The estimated net actuarial loss (gain) and prior service cost that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next year (2017) are $2 million and nil respectively.

Plan assets

The actual pension plan asset allocation at December 31, 2016 and 2015 is as follows:

	2016	2015
Asset category:
Equity securities	29%	29%
Debt securities	52%	55%
Insurance contracts	7%	6%
Other	12%	10%

	100%	100%

We met our target plan asset allocation. The investment objectives for the pension plan assets are designed to generate returns that, along with the future contributions, will enable the pension plans to meet their future obligations. The investments in our major defined benefit plans largely consist of government bonds, “Level 2” Corporate Bonds and cash to mitigate the risk of interest fluctuations. The asset mix of equity, bonds, cash and other categories is evaluated by an asset-liability modeling study for our largest plan. The assets of funded plans in other countries mostly have a large proportion of fixed income securities with return characteristics that are aligned with changes in the liabilities caused by discount rate volatility. Total pension plan assets of $172 million include $161 million related to the German and Japanese pension funds.

The following table summarizes the classification of these assets.

	2016			2015
	Level I	Level II	Level III	Level I	Level II	Level III
Equity securities	—	48	—	—	49	—
Debt securities	9	72	—	7	81	—
Insurance contracts	—	12	—	—	12	—
Other	5	11	4	3	10	3

	14	143	4	10	152	3

The Company currently expects to make $11 million of employer contributions to defined-benefit pension plans and $6 million of expected cash payments in relation to unfunded pension plans.

Estimated future pension benefit payments

The following benefit payments are expected to be made (including those for funded plans):

2017	21
2018	16
2019	17
2020	18
2021	20
Years 2022-2026	128

Postretirement health care benefits

In addition to providing pension benefits, NXP provides retiree healthcare benefits in the US and the UK which are accounted for as defined-benefit plans.

The accumulated postretirement benefit obligation at the end of 2016 equals $18 million (2015: $54 million).